Net Loss Per Share - Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Net Loss Per Share Attributable to the Ordinary Equity Holders [Abstract]
Net loss	R$ (33,203)		R$ (36,255)		R$ (247,862)		R$ (114,206)		R$ (77,699)
Weighted average shares outstanding—basic	32,506,781	[1]	17,818,669	[1]	23,090,092	[2]	17,623,570	[2]	15,986,834	[2]
Weighted average shares outstanding—diluted	32,506,781	[1]	17,818,669	[1]	23,090,092		17,623,570		15,986,834
Net loss per ordinary share—basic	R$ (1.02)		R$ (2.03)		R$ (10.73)		R$ (6.48)		R$ (4.86)
Net loss per ordinary share—diluted	R$ (1.02)		R$ (2.03)		R$ (10.73)		R$ (6.48)		R$ (4.86)

[1]	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 15. Equity and divestitures.
[2]	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.